March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index 2040 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 73.8%
iShares Core MSCI Total International Stock ETF	44,388,817	$ 3,845,847,105
iShares FTSE NAREIT All Equity REITs Index Fund	44,545,721	428,529,832
iShares Global Infrastructure ETF	4,470,164	299,500,988
Large Cap Index Master Portfolio	$5,735,592,021	5,735,592,021
Master Small Cap Index Series	$242,852,336	242,852,336
		10,552,322,282
Fixed-Income Funds — 26.2%
iShares 0-5 Year TIPS Bond ETF	491,969	50,884,354
iShares U.S. Intermediate Credit Bond Index Fund	64,899,915	656,138,141
iShares U.S. Intermediate Government Bond Index Fund	110,844,655	1,104,012,764
iShares U.S. Long Credit Bond Index Fund	52,258,472	465,100,398
iShares U.S. Long Government Bond Index Fund	65,960,488	504,597,737
iShares U.S. Securitized Bond Index Fund	99,712,626	960,232,586
		3,740,965,980

Security	Shares	Value
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(b)	8,156,690	$ 8,156,690
Total Investments — 100.1% (Cost: $9,351,697,141)		14,301,444,952
Liabilities in Excess of Other Assets — (0.1)%		(13,747,751)
Net Assets — 100.0%		$ 14,287,697,201

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 762,720	$ —	$ (762,720)(b)	$ —	$ —	$ —	—	$ 75 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	20,234,615	—	(12,077,925)(b)	—	—	8,156,690	8,156,690	182,922	—
iShares 0-5 Year TIPS Bond ETF	48,417,159	2,811,190	(847,022)	(6,314)	509,341	50,884,354	491,969	—	—
iShares Core MSCI Total International Stock ETF	3,923,608,404	155,281,177	(344,634,459)	80,033,319	31,558,664	3,845,847,105	44,388,817	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	485,787,436	4,166,163	(80,441,599)	(3,415,337)	22,433,169	428,529,832	44,545,721	—	—
iShares Global Infrastructure ETF	289,076,471	793,244	(17,353,557)	2,636,272	24,348,558	299,500,988	4,470,164	—	—
iShares U.S. Intermediate Credit Bond Index Fund	654,846,269	25,332,908	(15,547,017)	(124,025)	(8,369,994)	656,138,141	64,899,915	7,428,811	—
iShares U.S. Intermediate Government Bond Index Fund	1,087,441,048	41,874,726	(17,599,015)	(65,185)	(7,638,810)	1,104,012,764	110,844,655	9,534,564	—
iShares U.S. Long Credit Bond Index Fund	465,723,228	17,903,807	(7,559,669)	(943,690)	(10,023,278)	465,100,398	52,258,472	6,295,035	—
iShares U.S. Long Government Bond Index Fund	503,881,837	19,349,544	(12,059,503)	(3,303,807)	(3,270,334)	504,597,737	65,960,488	5,667,197	—
iShares U.S. Securitized Bond Index Fund	958,930,473	32,014,612	(25,658,023)	(843,808)	(4,210,668)	960,232,586	99,712,626	9,155,608	—

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Index 2040 Fund

Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 5,966,821,715	$ 97,492,637 (b)(d)	$ —	$ 95,894,496	$ (424,616,827)	$ 5,735,592,021	$5,735,592,021	$ 72,021,139	$ —
Master Small Cap Index Series	243,941,624	—	(280,237)(b)(d)	9,074,652	(9,883,703)	242,852,336	$242,852,336	3,089,082	—
				$ 178,936,573	$ (389,163,882)	$ 14,301,444,952		$ 113,374,433	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,573,877,925	$ —	$ —	$ 4,573,877,925
Fixed-Income Funds	3,740,965,980	—	—	3,740,965,980
Money Market Funds	8,156,690	—	—	8,156,690
	$8,323,000,595	$—	$—	8,323,000,595
Investments Valued at NAV(a)				5,978,444,357
				$ 14,301,444,952

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
Portfolio Abbreviation (continued)
MSCI	Morgan Stanley Capital International
Schedule of Investments